                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one): [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alleghany Corporation
Address:    375 Park Avenue
            New York, NY  10152

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter R. Sismondo
Title:      Vice President, Controller, Treasurer and Assistant Secretary
Phone:      212-752-1356

Signature, Place, and Date of Signing:

/s/Peter R. Sismondo               New York, NY                February 11, 2003
--------------------------------------------------------------------------------
   [Signature]                     [City, State]                    [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              29
Form 13F Information Table Value Total:        $483,952
                                             (thousands)

List of Other Included Managers:  None
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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/2002

                                                                                          COLUMN 6      COLUMN 7       COLUMN 8
                                                                                      ----------------  --------  ------------------
   COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5             INVESTMENT                     VOTING
--------------              --------     --------   --------  --------------------       DISCRETION                    AUTHORITY
                             TITLE                   MARKET                           ---------------             ------------------
                              OF                     VALUE     SHRS OR   SH/  PUT/    SOLE SHRD OTHER             SOLE   SHRD   NONE
NAME OF ISSUER               CLASS       CUSIP     (X 1000)   PRIN AMT   PRN  CALL     (A)  (B)  (C)    MANAGER    (A)    (B)    (C)
--------------              --------     -----     --------   --------   ---   ---    ----  ---- ----   -------   ----   ----   ----
AMB PROPERTY CORP            COM         00163T109      561       20,500  SH                 X                      X
ALLIANT ENERGY CORP          COM         018802108    1,665      100,000  SH           X                            X
AMEREN CORP                  COM         023608102    4,157      100,000  SH                 X                      X
APARTMENT INVT & MGMT CO     CL A        03748R101      750       20,000  SH                 X                      X
ARCH COAL INC                COM         039380100   19,431      900,000  SH                 X                      X
ARCHSTONE-SMITH TR           COM         039583109    1,132       48,093  SH                 X                      X
AVALONBAY CMNTYS INC         COM         053484101    1,044       26,664  SH                 X                      X
BRE PROPERTIES INC           CL A        05564E106      972       31,150  SH                 X                      X
BARRICK GOLD CORP            COM         067901108      817       53,000  SH           X                            X
BERKSHIRE HATHAWAY INC DEL   CL B        084670207    2,740        1,131  SH                 X                      X
BOSTON PROPERTIES INC        COM         101121101    1,340       36,350  SH                 X                      X
BURLINGTON NORTHN SANTA FE   COM         12189T104  416,160   16,000,000  SH                 X                      X
CIGNA CORP                   COM         125509109    4,112      100,000  SH                 X                      X
CINERGY CORP                 COM         172474108    3,372      100,000  SH                 X                      X
DQE INC                      COM         23329J104    1,524      100,000  SH                 X                      X
FEDERAL REALTY INVT TR       SH BEN INT  313747206      974       34,640  SH                 X                      X
FIRST FED CAP CORP           COM         319960100    1,854       96,000  SH                 X                      X
FIRST INDUSTRIAL REALTY TR   COM         32054K103      745       26,600  SH                 X                      X
GENERAL GROWTH PPTYS INC     COM         370021107    1,173       22,550  SH                 X                      X
GREAT PLAINS ENERGY INC      COM         391164100    2,288      100,000  SH                 X                      X
HERCULES INC                 COM         427056106      880      100,000  SH           X                            X
LONGVIEW FIBRE CO            COM         543213102    5,061      700,000  SH           X                            X
MACERICH CO                  COM         554382101      963       31,310  SH                 X                      X
MACK CALI RLTY CORP          COM         554489104    1,200       39,600  SH                 X                      X
PHILIP MORRIS COS INC        COM         718154107    1,013       25,000  SH                 X                      X
SAFECO CORP                  COM         786429100    3,467      100,000  SH                 X                      X
SIERRA PAC RES NEW           COM         826428104    1,300      200,000  SH                 X                      X
TAUBMAN CTRS INC             COM         876664103      725       44,700  SH                 X                      X
UNITED FIRE & CAS CORP       COM         910331107    2,532       75,684  SH                 X                      X

GRAND TOTAL                                         483,952   19,232,972
